Accounts receivable, net (Details) - Schedule of accounts receivable net - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	$ 16,114	$ 18,273
Less: Allowance for doubtful accounts	(3,195)	(3,350)
Accounts receivable, net	$ 12,919	$ 14,923